Non-Controlling Interests - Schedule of Amounts Attributable to Non-Controlling Interests (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Disclosure Of Noncontrolling Interests [Line Items]
Notional amount	£ 179,050,000,000	£ 163,361,000,000
Non-controlling interests	0	235,000,000
£300m Step-up Callable Perpetual Reserve Capital Instruments
Disclosure Of Noncontrolling Interests [Line Items]
Notional amount	£ 300,000,000	£ 300,000,000
Initial interest rate	0.07037	0.07037
First call date	2026-02	2026-02
Non-controlling interests	£ 0	£ 235,000,000